Diversified Municipal Portfolio [Member] Shareholder Fees - Diversified Municipal Portfolio [Member] - S000011055 [Member] - Diversified Municipal Class	Sep. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%